RECLAMATION BONDS	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
11. RECLAMATION BONDS

Under the Bureau of Land Management of the United States (the “Bureau”), the Company is required to hold reclamation bonds that cover the estimated cost to reclaim the ground disturbed.

In the past, the Company held reclamation deposits to cover the reclamation bonds. However, the cash was deemed to be more useful in working on the Company’s mineral properties that alternative bonds were arranged. As at January 31, 2018, the total reclamation deposits were $Nil (US$Nil) (January 31, 2017 - $83,277 (US$64,000)).